Assumptions used to Estimate Fair Value of Stock Option Granted (Parenthetical) (Detail) (Scenario, Adjustment, USD $)	1 Months Ended	12 Months Ended
	May 09, 2012	Dec. 31, 2012
Scenario, Adjustment
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Equitable adjustment to reduce exercise price	$ 3.71	$ 3.71